Note 20 - Net Earnings (Loss) Per Common Share (Details Textual)	Jul. 20, 2023 shares
The 2023/2024 NCIB [Member]
Stock Repurchase Program, Number of Shares Authorized to be Repurchased (in shares)	4,000,000